INSURANCE CONTRACTS - Movement in Loss Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Loss reserves, beginning of year	$ 144	$ 105
Claims paid during the year	(48)	(50)
Changes in loss reserves related to the current year	44	85
Favorable development on losses on claims related to prior years	(71)	0
Foreign currency translation	2	4
Loss reserves, end of year	$ 71	$ 144